Produced Content, Net (Tables)	12 Months Ended
Dec. 31, 2020
Film Costs [Abstract]
Components of Produced Content, Net

As of December 31,
2019
RMB
Released, less amortization	891,574
In production	3,074,946
In development	388,701
4,355,221

	As of December 31,
	2020	2020
	RMB	US$
Released, less amortization and impairment
— Predominantly monetized with other contents	1,857,095	284,612
— Predominantly monetized on its own	78,023	11,958
	1,935,118	296,570
In production, less impairment
— Predominantly monetized with other contents	3,741,973	573,482
— Predominantly monetized on its own	82,088	12,581
	3,824,061	586,063
In development, less impairment
— Predominantly monetized with other contents	666,087	102,082
— Predominantly monetized on its own	130,818	20,049
	796,905	122,131
	6,556,084	1,004,764

Estimated Amortization Expense Relating to Existing Produced Content

Estimated amortization expense relating to the existing produced content for each of the next three years is as follows:

	RMB	US$
Within 1 year	826,792	126,711
Between 1 and 2 years	296,293	45,409
Between 2 and 3 years	197,041	30,198